Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Inventories	Inventories comprise the following:

	2024			2023			2022
(€ million)	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount	Gross value	Allowances	Carrying amount
Raw materials	1,588	(135)	1,453	1,676	(126)	1,550	1,613	(139)	1,474
Work in process	5,777	(481)	5,296	5,869	(553)	5,316	5,663	(678)	4,985
Finished goods	2,899	(217)	2,682	3,045	(245)	2,800	2,748	(247)	2,501
Total	10,264	(833)	9,431	10,590	(924)	9,666	10,024	(1,064)	8,960